Consolidated Cash Flow Statement - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operations
Loss for the period	€ (16,102)	€ (10,579)	€ (11,203)
Adjustments to reconcile loss for the period to cash flow into operations
Financial result	1,094	1,204	1,159
Depreciation	834	831	812
Losses from disposal of assets		5
Non-cash expenses and (income)	1,080	(51)	40
Changes in operating assets and liabilities
Trade receivables	63	(729)	(586)
Other assets and income tax assets	173	(750)	(11)
Inventories	(86)	(2,112)	(140)
Trade payables	(1,010)	1,050	76
Provisions	711	782	150
Other liabilities	74	90	48
Net cash flow used in operational activities	(13,119)	(10,259)	(9,655)
Cash flows from investment activities
Purchase of intangible and tangible assets	(397)	(484)	(180)
Interest received	6	3	184
Proceeds from sale of intangible and tangible assets	16	26	13
Net cash flow used in investment activities	(375)	(455)	17
Cash flows from financing activities
Proceeds from the issue of shares		24,518	6,313
Costs of equity procurement	(664)	(321)
Proceeds from issuance of convertible bonds 2016/2021		4,995
Proceeds from the exercise of detachable warrants from warrant bond 2011/2016		2,246
Proceeds from issuing convertible bonds 2017/2022	4,999
Repayment of warrant bond 2009/2017	(5,226)
Proceeds from repayment of warrant bonds 2009/2017 for portion of the instrument held by the company	1,590
Interest paid	(598)	(842)	(1,225)
Proceeds from drawing down EIB loans	10,000
Cash outflow for EIB loan procurement costs	(650)
Repayment of warrant bond 2011/2016		(8,715)
Net cash flows provided by financing activities	9,451	21,881	5,088
Net (decrease)/increase in cash and cash equivalents	(4,043)	11,167	(4,550)
Cash and cash equivalents at the beginning of the period	15,126	3,959	8,509
Cash and cash equivalents at the end of the period	11,083	15,126	3,959
Composition of financial resources at the end of the period
Cash and cash equivalents (27)	€ 11,083	€ 15,126	€ 3,959